SEGMENT REPORTING - Total long-lived assets excluding financial instruments, intangible assets, long-term investment and goodwill by country (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
SEGMENT REPORTING
Total long-lived assets	¥ 4,353,057	$ 622,479	¥ 4,400,026
PRC
SEGMENT REPORTING
Total long-lived assets	¥ 4,353,057	$ 622,479	¥ 4,400,026